Accounts Receivable, Net	12 Months Ended
Apr. 30, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	April 30, 2022	April 30, 2023
	JPY	JPY	USD
Accounts receivable	72,259,707	6,351,818	46,708
Less: Allowance for expected credit loss	—	—	—
Add: Consumption tax receivable	—	24,583,098	180,771
Accounts receivable, net	72,259,707	30,934,916	227,479